Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of  preferred stock

Feature	Series A, Preferred Stock

Authorized Shares	5,450,000
Par Value	$1/share
Voting Rights	1 vote per share (as converted basis)
Dividend Rights	8% per annum, only upon Board declaration
Liquidation Preference	Senior to common stock & Series B Preferred Stock
Redemption Rights	Redeemable at $1.46/share plus undeclared and unpaid dividends.
Requires 30 day’s advance notice. Only if the Company’s
common stock closes above $2/share for 20 consecutive
trading days. Solely at the option of the Company.
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 1,088 shares at September 30, 2025 and December 31, 2024, respecrtively.

Series B, Preferred Stock

Authorized Shares	9,000,000
Par Value	$1/share
Voting Rights	100 vote per share (as converted basis)
Dividend Rights	Accrued only upon Board declaration
Liquidation Preference	Senior to common stock, but junior to Series A Preferred Stock
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 48,000 shares at September 30, 2025 and December 31, 2024, respecrtively.

Feature	Series A, Preferred Stock
Authorized Shares	5,450,000
Par Value	$1/share
Voting Rights	1 vote per share (as converted basis)
Dividend Rights	8% per annum, only upon Board declaration
Liquidation Preference	Senior to common stock & Series B Preferred Stock
Redemption Rights	Redeemable at $1.46/share plus undeclared and unpaid dividends.
Requires 30 day's advance notice. Only if the Company's
common stock closes above $2/share for 20 consecutive
trading days. Solely at the option of the Company.
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 1,088 shares at December 31, 2024 and 2023, respecrtively.

Feature	Series B, Preferred Stock
Authorized Shares	9,000,000
Par Value	$1/share
Voting Rights	100 vote per share (as converted basis)
Dividend Rights	Accrued only upon Board declaration
Liquidation Preference	Senior to common stock, but junior to Series A Preferred Stock
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 48,000 shares at December 31, 2024 and 2023, respecrtively.